[ABN AMRO LOGO] ABN-AMRO ASSET MANAGEMENT

                                 ABN AMRO Funds

                        SUPPLEMENT DATED DECEMBER 9, 2005
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2005

THIS PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

         The following information replaces the information about Repurchase Agreements found on pages 24-25:

REPURCHASE AGREEMENTS

         A Fund may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from a Fund at a later date at a fixed price. If the seller should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security

         The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

         The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Adviser or Sub-Investment Adviser. The Investment Adviser or Sub-Investment Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

         A Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times equal or exceed the repurchase price. The securities held subject to a repurchase agreement by a money market fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. The taxable Money Market Funds may enter into repurchase agreements that are collateralized by equity securities, high-yield bonds and other non-traditional forms of collateral provided that the repurchase agreement is an eligible security under Rule 2a-7.

         The following information replaces the information contained in the 12b-1 Plan Expenses charts in the section entitled "The Distribution Plan" found on pages 68-70:

                                                                          12b-1 PLAN EXPENSES
                                                    ---------------------------------------------------------------
                                                                  DISTRIBUTION   COMPENSATION TO    COMPENSATION TO
               FUND - CLASS N SHARES                  PRINTING      SERVICES      BROKER DEALERS    SALES PERSONNEL
-------------------------------------------------   ------------  ------------   ---------------    ---------------
ABN AMRO/Montag & Caldwell Growth Fund...........        $21,513       $45,271        $2,000,391           $308,649
ABN AMRO Growth Fund.............................         20,361        35,061         1,660,985            428,239
ABN AMRO Mid Cap Fund............................          6,244         9,378           536,332            152,609
ABN AMRO/TAMRO Large Cap Value Fund..............            240           646             9,005             10,933
ABN AMRO/TAMRO Small Cap Fund....................          1,958         3,205           130,293             61,035
ABN AMRO/Veredus Aggressive Growth Fund..........         10,974        20,603           874,733            251,742
ABN AMRO/Veredus Select Growth Fund..............             51           136             1,204              1,376
ABN AMRO/Veredus SciTech Fund....................            181           322            12,230              3,689
ABN AMRO/Montag & Caldwell Balanced Fund.........          2,204         6,089           196,252             26,144
ABN AMRO Balanced Fund...........................          6,403        18,855           561,907             63,518
ABN AMRO Bond Fund...............................          3,694        11,347           319,091             60,307
ABN AMRO Value Fund..............................          1,518         1,740           503,501             25,105
ABN AMRO Real Estate Fund........................          1,172         1,059           125,134             12,220
ABN AMRO Investment Grade Bond Fund..............             18            79                90                873
ABN AMRO High Yield Bond Fund....................            218           651               366              2,244


                                                                                     SERVICE
               FUND - CLASS N SHARES                        MARKETING               PROVIDERS            TOTAL
-------------------------------------------------   --------------------------   ---------------    ---------------
ABN AMRO/Montag & Caldwell Growth Fund...........                     $108,657           $46,748         $2,531,229
ABN AMRO Growth Fund.............................                       85,624            67,262          2,297,532
ABN AMRO Mid Cap Fund............................                       43,448            11,762            759,771
ABN AMRO/TAMRO Large Cap Value Fund..............                        8,314               323             29,461
ABN AMRO/TAMRO Small Cap Fund....................                       21,864             7,854            226,209
ABN AMRO/Veredus Aggressive Growth Fund..........                       58,862            30,461          1,247,375
ABN AMRO/Veredus Select Growth Fund........                              3,223                 0              5,991
ABN AMRO/Veredus SciTech Fund....................                        1,924                 0             18,345
ABN AMRO/Montag & Caldwell Balanced Fund.........                       15,908            13,017            259,614
ABN AMRO Balanced Fund...........................                       49,380            43,742            743,804
ABN AMRO Bond Fund...............................                       29,917            25,184            449,539
ABN AMRO Value Fund..............................                        6,699               148            538,711
ABN AMRO Real Estate Fund........................                        6,007                 0            145,592
ABN AMRO Investment Grade Bond Fund..............                          967                 0              2,027
ABN AMRO High Yield Bond Fund....................                        4,242                 0              7,720



                                                                          12b-1 PLAN EXPENSES
                                                    ---------------------------------------------------------------
                                                                  DISTRIBUTION   COMPENSATION TO    COMPENSATION TO
               FUND - CLASS R SHARES                  PRINTING      SERVICES      BROKER DEALERS    SALES PERSONNEL
-------------------------------------------------   ------------  ------------   ---------------    ---------------
ABN AMRO/Montag & Caldwell Growth Fund...........            $70           $17            $  803               $267
ABN AMRO Growth Fund.............................             36            19             1,000                315


                                                                                     SERVICE
               FUND - CLASS R SHARES                        MARKETING               PROVIDERS            TOTAL
-------------------------------------------------   --------------------------   ---------------    ---------------
ABN AMRO/Montag & Caldwell Growth Fund...........                         $603                $0             $1,760
ABN AMRO Growth Fund.............................                          938                 0              2,307

                                                                          12b-1 PLAN EXPENSES
                                                    ---------------------------------------------------------------
                                                                  DISTRIBUTION   COMPENSATION TO    COMPENSATION TO
               FUND - CLASS C SHARES                  PRINTING      SERVICES      BROKER DEALERS    SALES PERSONNEL
-------------------------------------------------   ------------  ------------   ---------------    ---------------
ABN AMRO Growth Fund.............................             $0           $10                $0               $136


                                                                                     SERVICE
               FUND - CLASS C SHARES                        MARKETING               PROVIDERS            TOTAL
-------------------------------------------------   --------------------------   ---------------    ---------------
ABN AMRO Growth Fund.............................                       $1,153                $0             $1,299




                                                                          12b-1 PLAN EXPENSES
                                                    ---------------------------------------------------------------
                                                                  DISTRIBUTION   COMPENSATION TO    COMPENSATION TO
               FUND - CLASS S SHARES                  PRINTING      SERVICES      BROKER DEALERS    SALES PERSONNEL
-------------------------------------------------   ------------  ------------   ---------------    ---------------
ABN AMRO Treasury Money Market Fund..............         $  336        $  400          $ 23,608               $217
ABN AMRO Government Money Market Fund............          1,646         1,376           110,454                203
ABN AMRO Money Market Fund.......................          5,674         3,873           333,201                 75
ABN AMRO Tax-Exempt Money Market Fund............            862           730            56,362                  0


                                                                                     SERVICE
               FUND - CLASS S SHARES                        MARKETING               PROVIDERS            TOTAL
-------------------------------------------------   --------------------------   ---------------    ---------------
ABN AMRO Treasury Money Market Fund..............                       $1,642                $0           $ 26,203
ABN AMRO Government Money Market Fund............                        2,226                 0            115,905
ABN AMRO Money Market Fund.......................                        4,265                 0            347,088
ABN AMRO Tax-Exempt Money Market Fund............                        2,596                 0             60,550



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

         For more information, please call ABN AMRO Funds: 800 992-8151 or visit our Web site at www.abnamrofunds.com


                                                              ABN SAI supp r1205